Equity (Details Narrative) - USD ($)										1 Months Ended							3 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 30, 2020	Jul. 31, 2020	Jul. 30, 2020	Jul. 24, 2020	May 17, 2017	May 27, 2016	May 09, 2016	Sep. 30, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Nov. 30, 2018	Jan. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2020	Feb. 20, 2019
Ordinary shares, authorized		100,000,000																	100,000,000	100,000,000
Number of shares issued, value																					$ 1,500,000
Shares issued price per share					$ 2.04
Number of restricted shares issued																			32,887
Shares issued for services, value																					46,500
Ordinary shares, no par value		$ 0																	$ 0	$ 0
Stock option to purchase common stock	[1]																		333,348
Share based compensation																			$ 744,000	$ 580,000	629,000
Proceeds from stock options exercised																					44,843
Unrecognized compensation expense related to non-vested share options		$ 200,000																	$ 200,000	$ 100,000
Weighted average remaining vesting period																			3 months 19 days	1 month 6 days
Fair value of stock option vested																			$ 100,000	$ 600,000	600,000
Reverse stock split description					On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares														A one (1)-for-six (6) reverse stock split of the Company's issued and outstanding ordinary shares was effective on July 30, 2020 (the "Reverse Stock Split").
Administrative expense																			$ 16,707,106	6,657,972	$ 4,299,820
2016 Equity Incentive Plan [Member]
Number of shares issued																					79,834
Stock option to purchase common stock								452,000
Fair value of stock option grant date								$ 1,600,000
2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation																				$ 365,000	$ 407,000
Employees [Member]
Number of shares issued																79,834
Number of shares issued, value																$ 626,000
Consultants [Member]
Number of shares issued																8,333				40,000
Number of shares issued, value																$ 24,000
Number of restricted shares issued														40,000
Shares issued for services														40,000
Shares issued for services, value														$ 110,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock											57,366										33,333
Stock option vested, shares																				12,500	20,833
Warrants to purchase common stock																						16,667	25,000
Warrants exercise price																						$ 2.52	$ 6.60
Stock options exercised				6,250
Shares exercises price per share											$ 2.64
Administrative expense																			$ 89,000	$ 67,000	$ 44,000
Consultants [Member] | 2016 Equity Incentive Plan [Member] | Warrants Two [Member]
Stock options exercised				11,894
Two Individuals [Member]
Number of shares issued															166,667
Shares issued price per share															$ 0.9
Consideration amount															$ 1,500,000
Individual Investor [Member]
Number of shares issued													285,714
Shares issued price per share													$ 2.1
Proceeds from issuance of common stock													$ 576,000
Investors [Member]
Number of shares issued																		30,000
Proceeds from issuance of common stock																		$ 144,000
Consultant [Member]
Number of restricted shares issued										16,220		16,667
Shares issued for services											42,000	16,667
Shares issued for services, value										$ 41,000	$ 101,000	$ 42,000
Employee [Member]
Shares issued for services																	13,110
Shares issued for services, value																	$ 65,000
Stock option to purchase common stock																			333,348
Intrinsic value of stock options exercised																			$ 637,000		$ 1,473,000
Proceeds from stock options exercised
Promissory Note Holder [Member]
Number of shares issued			1,066,845
Ordinary shares, no par value
Debt instrument shares converted			299,318
Debt instrument shares converted amount		$ 1,800,000
Directors, Employees and Consultants [Member] | 2016 Equity Incentive Plan [Member]
Number of ordinary shares issued as equity incentives									833,334
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Number of shares issued				72,414
Stock option to purchase common stock						333,348	160,000
Fair value of stock option grant date						$ 300,000	$ 500,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation						$ 140,000													$ 92,000	$ 129,000	$ 178,000
Non-employees [Member]
Stock option weighted average exercise price per shares		$ 2.64																	$ 2.64
Stock option weighted average remaining life																			2 years 6 months 7 days

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.